Inventory	3 Months Ended
Aug. 31, 2018
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 5 – Inventory

Inventory, consisting of material, overhead, labor, and manufacturing overhead, is stated at the lower of cost (first-in, first-out) or market, and consists of the following:

	August 31,	May 31,
	2018	2018
Raw materials	$197,475	$-
Finished goods	301,924	-
Total	$499,399	$-

Raw materials consist of cannabis plants and the materials that are used in our production process prior to being tested and packaged for consumption. Finished goods consist of pre-packaged materials previously purchased from other licensed cultivators and our manufactured edibles and extracts.